UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Regiment Capital Management, LLC
Address: 222 Berkeley Street 12th Floor
         Boston, MA  02116

13F File Number:  028-11560

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Marc Volpe
Title:     Chief Compliance Officer
Phone:     617-488-1600

Signature, Place, and Date of Signing:

 /s/    Marc Volpe     Boston, MA     October 24, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    18

Form 13F Information Table Value Total:    $458,913 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BP PLC                         SPONSORED ADR    055622104    63540  1500000 SH  CALL SOLE                  1500000        0        0
DISH NETWORK CORP              CL A             25470M109    24085   786833 SH       SOLE                   786833        0        0
DISH NETWORK CORP              CL A             25470M109   116153  3794600 SH  CALL SOLE                  3794600        0        0
ECHOSTAR CORP                  CL A             278768106     4511   157386 SH       SOLE                   157386        0        0
EXCO RESOURCES INC             COM              269279402     3979   496693 SH       SOLE                   496693        0        0
FASTENAL CO                    COM              311900104    64201  1493400 SH  PUT  SOLE                  1493400        0        0
FLAGSTAR BANCORP INC           COM NEW          337930507    20477  1861544 SH       SOLE                  1861544        0        0
FOSTER WHEELER AG              COM              H27178104    20186   842500 SH  CALL SOLE                   842500        0        0
FTI CONSULTING INC             COM              302941109     4273   160147 SH       SOLE                   160147        0        0
GENERAL MTRS CO                COM              37045V100    18200   800000 SH       SOLE                   800000        0        0
HUNTSMAN CORP                  COM              447011107    23888  1600000 SH  CALL SOLE                  1600000        0        0
LIVE NATION ENTERTAINMENT IN   NOTE 2.875% 7/1  538034AB5      981  1000000 PRN      SOLE                  1000000        0        0
MUELLER WTR PRODS INC          COM SER A        624758108    12250  2500000 SH       SOLE                  2500000        0        0
NAVIOS MARITIME HOLDINGS INC   COM              Y62196103    12931  3591981 SH       SOLE                  3591981        0        0
NRG ENERGY INC                 COM NEW          629377508     2727   127500 SH       SOLE                   127500        0        0
PROSHARES TR                   REAL EST NEW 11  74348A871     2032    79666 SH       SOLE                    79666        0        0
VALERO ENERGY CORP NEW         COM              91913Y100    24641   777800 SH  CALL SOLE                     7778        0        0
WALGREEN CO                    COM              931422109    39858  1093800 SH  CALL SOLE                  1093800        0        0